LOAN PAYABLE	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LOAN PAYABLE [Text Block]
5.	LOAN PAYABLE

On May 8, 2015, the Company entered into a $500,000 secured note (the “Loan”) with Freeport Nevada to facilitate a real property interest acquisition within the Bear deposit area.

The Loan bore an annual interest rate of 5%, compound daily, and was due 180 days following the termination notice of the Option Agreement.

The loan was extended and partially repaid in 2018, and as of September 6, 2018, the remaining amount of $295,467 was agreed to mature on March 6, 2019, with an annual interest rate of 10%, compound daily.

The Company recorded $5,559 in interest expense during the year ended December 31, 2019, and fully repaid $310,700 of principal and interest to Freeport Nevada on March 6, 2019.